Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 810,429	₩ 752,725
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	425,235	431,065
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	201,408	186,652
Shinhan financial group | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	143,202	113,208
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	34,334	10,405
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	6,250	11,395
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	921,373	844,899
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	453,644	463,340
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	227,167	225,553
Shinhan financial group | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	174,702	121,041
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	56,834	12,599
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,026	22,366
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	697,271	690,613
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	403,195	414,689
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	143,238	157,730
Shinhan financial group | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	124,292	105,823
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	22,045	7,809
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	4,501	4,562
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	799,676	752,382
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	453,644	415,139
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	143,238	199,041
Shinhan financial group | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	139,617	121,041
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	56,834	12,599
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	6,343	4,562
Banking | Average
Market risk management from trading positions [Line Items]
Value at risk	43,957	49,943
Banking | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	22,559	38,370
Banking | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	12,118	4,051
Banking | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	39,282	43,827
Banking | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	131	70
Banking | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	17	22
Banking | Maximum
Market risk management from trading positions [Line Items]
Value at risk	57,462	56,103
Banking | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	29,748	50,206
Banking | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	25,701	5,622
Banking | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	45,738	46,108
Banking | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	511	124
Banking | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	61	46
Banking | Minimum
Market risk management from trading positions [Line Items]
Value at risk	38,026	42,031
Banking | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	16,194	22,226
Banking | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	1,976	3,040
Banking | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	34,162	41,562
Banking | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	30	43
Banking | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0	0
Banking | December 31
Market risk management from trading positions [Line Items]
Value at risk	54,290	45,406
Banking | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	18,797	25,071
Banking | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	22,212	4,675
Banking | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	34,294	41,947
Banking | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	261	66
Banking | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	24	14
Banking | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(21,298)	(26,367)
Credit card | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,257	1,809
Credit card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,257	1,809
Credit card | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,972	2,550
Credit card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,972	2,550
Credit card | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	768	1,050
Credit card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	768	1,050
Credit card | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,269	1,800
Credit card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,269	1,800
Securities | Average
Market risk management from trading positions [Line Items]
Value at risk	74,821	22,221
Securities | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	7,563	9,939
Securities | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	64,107	12,015
Securities | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	5,992	7,140
Securities | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	9,200	3,404
Securities | Maximum
Market risk management from trading positions [Line Items]
Value at risk	128,261	34,564
Securities | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	14,314	18,090
Securities | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	103,846	22,496
Securities | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	13,798	12,604
Securities | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	31,810	4,536
Securities | Minimum
Market risk management from trading positions [Line Items]
Value at risk	11,174	12,980
Securities | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,656	7,329
Securities | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	6,202	7,068
Securities | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	154	2,760
Securities | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,195	2,710
Securities | December 31
Market risk management from trading positions [Line Items]
Value at risk	81,658	21,201
Securities | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	7,321	11,232
Securities | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	43,748	10,830
Securities | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	154	5,506
Securities | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	31,810	3,216
Securities | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(1,375)	(9,583)
Life insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	9,013	11,329
Life insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	2,994	3,838
Life insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,084	1,195
Life insurance | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	1,111	1,213
Life insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	824	5,083
Life insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	19,084	30,958
Life insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	6,410	16,598
Life insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,933	3,368
Life insurance | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	2,825	3,569
Life insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	4,916	7,423
Life insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	2,419	2,865
Life insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	260	85
Life insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	2,030	0
Life insurance | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	40	3
Life insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	89	2,777
Life insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	5,544	12,759
Life insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	293	3,848
Life insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,793	3,178
Life insurance | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	352	1,924
Life insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 106	₩ 3,809